financial instruments - Fair values Non-derivative (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
financial instruments
Long-term debt, excluding leases	$ 29,101	$ 25,972
Carrying value
financial instruments
Long-term debt, excluding leases	29,101	25,972
Fair value
financial instruments
Long-term debt, excluding leases	$ 28,756	$ 25,285